Retirement plans liabilities (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	R$ 6,978
Increase (decrease) through recognition of contractual service margin in profit or loss to reflect transfer of services, insurance contracts liability (asset)	6,291
Increase (decrease) through experience adjustments, insurance contracts liability (asset)	687
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(397,090)
Increase (decrease) through changes in estimates that adjust contractual service margin, insurance contracts liability (asset)	(397,090)
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0
Insurance liabilities [Member]
Disclosure of defined benefit plans [line items]
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(119,582)	R$ (37,105)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(47,087)	(4,299)
Increase (decrease) through recognition of contractual service margin in profit or loss to reflect transfer of services, insurance contracts liability (asset)	36,055	6,799
Increase (decrease) through experience adjustments, insurance contracts liability (asset)	(81,177)	(10,939)
Increase (decrease) through change in risk adjustment for non-financial risk that does not relate to future or past service, insurance contracts liability (asset)	(1,965)	(159)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	0	0
Increase (decrease) through changes in estimates that adjust contractual service margin, insurance contracts liability (asset)	0	0
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0	0
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	86,553	14,452
Increase (Decrease) through adjustment to liabilities related to incurred claims	86,553	14,452
Increase (decrease) through amortisation of insurance acquisition cash flows, insurance contracts liability (asset)	(177,241)	(118,743)
Insurance finance income (expenses)	(59,406)	26,113
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(316,763)	(119,582)
Estimates of present value of future cash flows [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	687
Increase (decrease) through experience adjustments, insurance contracts liability (asset)	687
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(272,885)
Increase (decrease) through changes in estimates that adjust contractual service margin, insurance contracts liability (asset)	(948,085)
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	675,200
Estimates of present value of future cash flows [member] | Insurance liabilities [Member]
Disclosure of defined benefit plans [line items]
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	214,157	123,917
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(81,177)	(10,939)
Increase (decrease) through recognition of contractual service margin in profit or loss to reflect transfer of services, insurance contracts liability (asset)	0	0
Increase (decrease) through experience adjustments, insurance contracts liability (asset)	(81,177)	(10,939)
Increase (decrease) through change in risk adjustment for non-financial risk that does not relate to future or past service, insurance contracts liability (asset)	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	161,939	162,138
Increase (decrease) through changes in estimates that adjust contractual service margin, insurance contracts liability (asset)	(60,301)	(171,114)
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	222,240	333,252
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	84,370	14,215
Increase (Decrease) through adjustment to liabilities related to incurred claims	84,370	14,215
Increase (decrease) through amortisation of insurance acquisition cash flows, insurance contracts liability (asset)	(177,241)	(118,743)
Insurance finance income (expenses)	(20,583)	43,569
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	181,465	214,157
Risk adjustment for non-financial risk [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(6)
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(6)
Risk adjustment for non-financial risk [member] | Insurance liabilities [Member]
Disclosure of defined benefit plans [line items]
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,027)	(1,737)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	(1,965)	(159)
Increase (decrease) through recognition of contractual service margin in profit or loss to reflect transfer of services, insurance contracts liability (asset)	0	0
Increase (decrease) through experience adjustments, insurance contracts liability (asset)	0	0
Increase (decrease) through change in risk adjustment for non-financial risk that does not relate to future or past service, insurance contracts liability (asset)	(1,965)	(159)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(1,198)	(883)
Increase (decrease) through changes in estimates that adjust contractual service margin, insurance contracts liability (asset)	236	2,393
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(1,434)	(3,276)
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	2,183	237
Increase (Decrease) through adjustment to liabilities related to incurred claims	2,183	237
Increase (decrease) through amortisation of insurance acquisition cash flows, insurance contracts liability (asset)	0	0
Insurance finance income (expenses)	(592)	515
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(3,599)	(2,027)
Contractual service margin [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	6,291
Increase (decrease) through recognition of contractual service margin in profit or loss to reflect transfer of services, insurance contracts liability (asset)	6,291
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(124,199)
Increase (decrease) through changes in estimates that adjust contractual service margin, insurance contracts liability (asset)	550,995
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(675,194)
Contractual service margin [member] | Insurance liabilities [Member]
Disclosure of defined benefit plans [line items]
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(331,712)	(159,285)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	36,055	6,799
Increase (decrease) through recognition of contractual service margin in profit or loss to reflect transfer of services, insurance contracts liability (asset)	36,055	6,799
Increase (decrease) through experience adjustments, insurance contracts liability (asset)	0	0
Increase (decrease) through change in risk adjustment for non-financial risk that does not relate to future or past service, insurance contracts liability (asset)	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(160,741)	(161,255)
Increase (decrease) through changes in estimates that adjust contractual service margin, insurance contracts liability (asset)	60,065	168,721
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(220,806)	(329,976)
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)	0	0
Increase (Decrease) through adjustment to liabilities related to incurred claims	0	0
Increase (decrease) through amortisation of insurance acquisition cash flows, insurance contracts liability (asset)	0	0
Insurance finance income (expenses)	(38,231)	(17,971)
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	R$ (494,629)	R$ (331,712)